PROPERTY, PLANT AND EQUIPMENT - Business Combinations (Details) - CAD ($) $ in Millions	Jul. 01, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued	1
Ferrier
Disclosure of detailed information about property, plant and equipment [line items]
Consideration transferred, acquisition-date fair value		$ 29.2
Number of shares issued		4,109,515
Financial assets recognised as of acquisition date		$ 29.7
Financial liabilities recognised as of acquisition date		$ 0.5